Shareholder Report	1 Months Ended	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Ultimus Managers Trust
Entity Central Index Key		0001545440
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000123053
Shareholder Report [Line Items]
Fund Name		Lyrical U.S. Value Equity Fund
Class Name		Institutional Class
Trading Symbol		LYRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number		(888) 884-8099
Additional Information Website		www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	0.99%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund performed well during the reporting period with above average absolute returns. Our returns nearly matched those of the S&P 500 Index, which was no easy task given how much of the index returns were driven by mega cap growth stocks. In fact, mega cap growth stocks had such a large impact on the S&P 500 return, it outperformed the S&P 500 Equal Weight Index by over five percentage points.

     For the reporting period, the three positions that most positively impacted performance were: United Rentals, Inc. (URI) up 84%, NRG Energy, Inc. (NRG) up 117%, and Ameriprise Financial, Inc. (AMP) up 65%. On the other side, the three positions that most negatively impacted performance were: Celanese Cprporation (CE) down 46%, Concentrix Corporation (CNXC) down 51%, and Centene Corporation (CNC) down 19%.

Performance Past Does Not Indicate Future [Text]		Past performance is not necessarily indicative of future results.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Institutional Class	33.63%	13.58%	9.12%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 1,158,869,606	$ 1,158,869,606	$ 1,158,869,606
Holdings Count | Holding	34	34	34
Advisory Fees Paid, Amount		$ 6,346,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,158,869,606 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$6,346,976 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000138389
Shareholder Report [Line Items]
Fund Name		Lyrical U.S. Value Equity Fund
Class Name		Investor Class
Trading Symbol		LYRBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number		(888) 884-8099
Additional Information Website		www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$145	1.24%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund performed well during the reporting period with above average absolute returns. Our returns nearly matched those of the S&P 500 Index, which was no easy task given how much of the index returns were driven by mega cap growth stocks. In fact, mega cap growth stocks had such a large impact on the S&P 500 return, it outperformed the S&P 500 Equal Weight Index by over five percentage points.

     For the reporting period, the three positions that most positively impacted performance were: United Rentals, Inc. (URI) up 84%, NRG Energy, Inc. (NRG) up 117%, and Ameriprise Financial, Inc. (AMP) up 65%. On the other side, the three positions that most negatively impacted performance were: Celanese Cprporation (CE) down 46%, Concentrix Corporation (CNXC) down 51%, and Centene Corporation (CNC) down 19%.

Performance Past Does Not Indicate Future [Text]		Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical U.S. Value Equity Fund - Investor Class	S&P 500® Index
Nov-2014	$10,000	$10,000
Nov-2015	$9,781	$10,275
Nov-2016	$10,794	$11,103
Nov-2017	$13,095	$13,642
Nov-2018	$11,878	$14,498
Nov-2019	$12,458	$16,834
Nov-2020	$13,074	$19,773
Nov-2021	$17,008	$25,294
Nov-2022	$15,813	$22,964
Nov-2023	$17,455	$26,142
Nov-2024	$23,268	$35,002

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Investor Class	33.30%	13.31%	8.81%
S&P 500® Index	33.89%	15.77%	13.35%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 1,158,869,606	$ 1,158,869,606	$ 1,158,869,606
Holdings Count | Holding	34	34	34
Advisory Fees Paid, Amount		$ 6,346,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,158,869,606 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$6,346,976 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000236986
Shareholder Report [Line Items]
Fund Name		Lyrical U.S. Value Equity Fund
Class Name		A Class
Trading Symbol		LYRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number		(888) 884-8099
Additional Information Website		www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$145	1.24%

Expenses Paid, Amount		$ 145
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund performed well during the reporting period with above average absolute returns. Our returns nearly matched those of the S&P 500 Index, which was no easy task given how much of the index returns were driven by mega cap growth stocks. In fact, mega cap growth stocks had such a large impact on the S&P 500 return, it outperformed the S&P 500 Equal Weight Index by over five percentage points.

     For the reporting period, the three positions that most positively impacted performance were: United Rentals, Inc. (URI) up 84%, NRG Energy, Inc. (NRG) up 117%, and Ameriprise Financial, Inc. (AMP) up 65%. On the other side, the three positions that most negatively impacted performance were: Celanese Cprporation (CE) down 46%, Concentrix Corporation (CNXC) down 51%, and Centene Corporation (CNC) down 19%.

Performance Past Does Not Indicate Future [Text]		Past performance is not necessarily indicative of future results.
Performance Inception Date			Jul. 05, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 1,158,869,606	$ 1,158,869,606	$ 1,158,869,606
Holdings Count | Holding	34	34	34
Advisory Fees Paid, Amount		$ 6,346,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,158,869,606 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$6,346,976 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000236985
Shareholder Report [Line Items]
Fund Name		Lyrical U.S. Value Equity Fund
Class Name		C Class
Trading Symbol		LYRCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number		(888) 884-8099
Additional Information Website		www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$231	1.99%

Expenses Paid, Amount		$ 231
Expense Ratio, Percent		1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund performed well during the reporting period with above average absolute returns. Our returns nearly matched those of the S&P 500 Index, which was no easy task given how much of the index returns were driven by mega cap growth stocks. In fact, mega cap growth stocks had such a large impact on the S&P 500 return, it outperformed the S&P 500 Equal Weight Index by over five percentage points.

     For the reporting period, the three positions that most positively impacted performance were: United Rentals, Inc. (URI) up 84%, NRG Energy, Inc. (NRG) up 117%, and Ameriprise Financial, Inc. (AMP) up 65%. On the other side, the three positions that most negatively impacted performance were: Celanese Cprporation (CE) down 46%, Concentrix Corporation (CNXC) down 51%, and Centene Corporation (CNC) down 19%.

Performance Past Does Not Indicate Future [Text]		Past performance is not necessarily indicative of future results.
Performance Inception Date			Jul. 05, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 1,158,869,606	$ 1,158,869,606	$ 1,158,869,606
Holdings Count | Holding	34	34	34
Advisory Fees Paid, Amount		$ 6,346,976
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,158,869,606 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$6,346,976 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000218236
Shareholder Report [Line Items]
Fund Name		Lyrical International Value Equity Fund
Class Name		Institutional Class
Trading Symbol		LYRWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number		(888) 884-8099
Additional Information Website		www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.99%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund was up during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 11.9% during the period and the MSCI EAFE Equal-Weighted Index was up 10.8%.

     For the reporting period, the three positions that most positively impacted performance were: AerCap Holdings N.V. (AER-US) up 47%, Euronext N.V. (ENX-FR) up 38%, and Ashtead Group plc (AHT-LON) up 35%. On the other side, the three positions that most negatively impacted performance were: Samsung Electronics Company Ltd. (SMSN-LON) down 28%, Teleperformance SE (TEP-FR) down 30%, and Open Text Corporation (OTEX-CA) down 24%.

Performance Past Does Not Indicate Future [Text]		Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical International Value Equity Fund - Institutional Class	MSCI EAFE Index
03/02/20	$100,000	$100,000
11/30/20	$110,200	$114,397
11/30/21	$127,659	$126,712
11/30/22	$118,872	$113,859
11/30/23	$121,872	$127,935
11/30/24	$134,397	$143,139

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Institutional Class	10.28%	6.42%
MSCI EAFE Index	11.88%	7.85%

Performance Inception Date			Mar. 02, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 12,678,854	$ 12,678,854	$ 12,678,854
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$12,678,854 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover31%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.9%
Materials	2.1%
Consumer Staples	3.7%
Communications	4.5%
Consumer Discretionary	9.6%
Energy	12.2%
Financials	17.4%
Technology	18.9%
Industrials	30.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000218237
Shareholder Report [Line Items]
Fund Name		Lyrical International Value Equity Fund
Class Name		Investor Class
Trading Symbol		LYRNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number		(888) 884-8099
Additional Information Website		www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$130	1.24%

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund was up during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 11.9% during the period and the MSCI EAFE Equal-Weighted Index was up 10.8%.

     For the reporting period, the three positions that most positively impacted performance were: AerCap Holdings N.V. (AER-US) up 47%, Euronext N.V. (ENX-FR) up 38%, and Ashtead Group plc (AHT-LON) up 35%. On the other side, the three positions that most negatively impacted performance were: Samsung Electronics Company Ltd. (SMSN-LON) down 28%, Teleperformance SE (TEP-FR) down 30%, and Open Text Corporation (OTEX-CA) down 24%.

Performance Past Does Not Indicate Future [Text]		Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical International Value Equity Fund - Investor Class	MSCI EAFE Index
Mar-2020	$10,000	$10,000
Nov-2020	$11,000	$11,440
Nov-2021	$12,715	$12,671
Nov-2022	$11,806	$11,386
Nov-2023	$12,075	$12,794
Nov-2024	$13,289	$14,314

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 2, 2020)
Lyrical International Value Equity Fund - Investor Class	10.06%	6.17%
MSCI EAFE Index	11.88%	7.85%

Performance Inception Date			Mar. 02, 2020
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 12,678,854	$ 12,678,854	$ 12,678,854
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$12,678,854 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover31%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.9%
Materials	2.1%
Consumer Staples	3.7%
Communications	4.5%
Consumer Discretionary	9.6%
Energy	12.2%
Financials	17.4%
Technology	18.9%
Industrials	30.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000236988
Shareholder Report [Line Items]
Fund Name		Lyrical International Value Equity Fund
Class Name		A Class
Trading Symbol		LYRVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number		(888) 884-8099
Additional Information Website		www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$130	1.24%

Expenses Paid, Amount		$ 130
Expense Ratio, Percent		1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund was up during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 11.9% during the period and the MSCI EAFE Equal-Weighted Index was up 10.8%.

     For the reporting period, the three positions that most positively impacted performance were: AerCap Holdings N.V. (AER-US) up 47%, Euronext N.V. (ENX-FR) up 38%, and Ashtead Group plc (AHT-LON) up 35%. On the other side, the three positions that most negatively impacted performance were: Samsung Electronics Company Ltd. (SMSN-LON) down 28%, Teleperformance SE (TEP-FR) down 30%, and Open Text Corporation (OTEX-CA) down 24%.

Performance Past Does Not Indicate Future [Text]		Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical International Value Equity Fund - A Class	MSCI EAFE Index
Jul-2022	$9,424	$10,000
Nov-2022	$10,741	$10,865
Nov-2023	$10,989	$12,208
Nov-2024	$12,092	$13,659

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 5, 2022)
Lyrical International Value Equity Fund - A Class
Without Load	10.03%	10.92%
With Load*	3.69%	8.22%
MSCI EAFE Index	11.88%	13.84%

Performance Inception Date			Jul. 05, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 12,678,854	$ 12,678,854	$ 12,678,854
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$12,678,854 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover31%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.9%
Materials	2.1%
Consumer Staples	3.7%
Communications	4.5%
Consumer Discretionary	9.6%
Energy	12.2%
Financials	17.4%
Technology	18.9%
Industrials	30.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000236987
Shareholder Report [Line Items]
Fund Name		Lyrical International Value Equity Fund
Class Name		C Class
Trading Symbol		LYRZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.
Additional Information Phone Number		(888) 884-8099
Additional Information Website		www.lyricalvaluefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$208	1.99%

Expenses Paid, Amount		$ 208
Expense Ratio, Percent		1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

     The Fund was up during the reporting period, driven by a combination of multiple expansion and earnings growth. The MSCI EAFE Index was up 11.9% during the period and the MSCI EAFE Equal-Weighted Index was up 10.8%.

     For the reporting period, the three positions that most positively impacted performance were: AerCap Holdings N.V. (AER-US) up 47%, Euronext N.V. (ENX-FR) up 38%, and Ashtead Group plc (AHT-LON) up 35%. On the other side, the three positions that most negatively impacted performance were: Samsung Electronics Company Ltd. (SMSN-LON) down 28%, Teleperformance SE (TEP-FR) down 30%, and Open Text Corporation (OTEX-CA) down 24%.

Performance Past Does Not Indicate Future [Text]		Past performance is not necessarily indicative of future results.
Line Graph [Table Text Block]
	Lyrical International Value Equity Fund - C Class	MSCI EAFE Index
Jul-2022	$10,000	$10,000
Nov-2022	$11,367	$10,865
Nov-2023	$11,538	$12,208
Nov-2024	$12,594	$13,659

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 5, 2022)
Lyrical International Value Equity Fund - C Class
Without CDSC	9.15%	10.06%
With CDSC	8.15%	10.06%
MSCI EAFE Index	11.88%	13.84%

Performance Inception Date			Jul. 05, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 12,678,854	$ 12,678,854	$ 12,678,854
Holdings Count | Holding	30	30	30
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$12,678,854 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover31%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.9%
Materials	2.1%
Consumer Staples	3.7%
Communications	4.5%
Consumer Discretionary	9.6%
Energy	12.2%
Financials	17.4%
Technology	18.9%
Industrials	30.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000216823
Shareholder Report [Line Items]
Fund Name		Q3 All-Season Systematic Opportunities Fund
Class Name		Institutional Class
Trading Symbol		QASOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number		(855) 784-2399
Additional Information Website		https://www.q3allseasonfunds.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$132	1.28%

Expenses Paid, Amount		$ 132
Expense Ratio, Percent		1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – yielding positive returns over all market environments. For the most recent period, the Fund was able to capitalize on stock market volatility by entering into short-term trades as equities dipped. The Fund attempts to take advantage of this “mean-reversion” in the markets, as such dips are often followed by significant market bounces.

Over the last six months, the Fund was invested in equities approximately 50% of the time, and registered gains with considerably less risk than the equity markets as a whole. Equity positions consisted of holdings in S&P 500 and NASDAQ 100 Index funds. During bullish moves in stocks, the Fund will tend to have fewer trades as it looks for buying opportunities on short-term moves to the downside.

Given that there were fewer meaningful pullbacks in equities over the period, the Fund maintained larger than normal defensive positions (money market funds) while it waited for opportunities to enter the equity markets. Currently, these defensive positions are generating an annual yield of over 4.5%, so the Fund has the ability to earn healthy yields when it is waiting for potential equity trades.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Systematic Opportunities Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
Nov-2020	$99,400	$107,272	$108,849
Nov-2021	$105,200	$106,035	$120,343
Nov-2022	$99,796	$92,420	$106,957
Nov-2023	$106,706	$93,510	$112,228
Nov-2024	$113,877	$99,939	$131,534

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 30, 2019)
Q3 All-Season Systematic Opportunities Fund - Institutional Class	6.72%	2.68%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%
Dow Jones Moderate Portfolio Index	17.20%	5.73%

Performance Inception Date			Dec. 30, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 178,343,142	$ 178,343,142	$ 178,343,142
Holdings Count | Holding	1	1	1
Advisory Fees Paid, Amount		$ 1,864,912
InvestmentCompanyPortfolioTurnover		8158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,343,142 Number of Portfolio Holdings1 Advisory Fee (net of waivers & recoupments)$1,864,912 Portfolio Turnover8,158%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.3%
Money Market	89.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000256096
Shareholder Report [Line Items]
Fund Name	Q3 All-Season Systematic Opportunities Fund
Class Name	C Class
Trading Symbol	QCSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund (the "Fund") for the period of October 18, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number	(855) 784-2399
Additional Information Website	https://www.q3allseasonfunds.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$34	2.79%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – yielding positive returns over all market environments. For the most recent period, the Fund was able to capitalize on stock market volatility by entering into short-term trades as equities dipped. The Fund attempts to take advantage of this “mean-reversion” in the markets, as such dips are often followed by significant market bounces.

Over the last six months, the Fund was invested in equities approximately 50% of the time, and registered gains with considerably less risk than the equity markets as a whole. Equity positions consisted of holdings in S&P 500 and NASDAQ 100 Index funds. During bullish moves in stocks, the Fund will tend to have fewer trades as it looks for buying opportunities on short-term moves to the downside.

Given that there were fewer meaningful pullbacks in equities over the period, the Fund maintained larger than normal defensive positions (money market funds) while it waited for opportunities to enter the equity markets. Currently, these defensive positions are generating an annual yield of over 4.5%, so the Fund has the ability to earn healthy yields when it is waiting for potential equity trades.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Systematic Opportunities Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Oct-2024	$10,000	$10,000	$10,000
Nov-2024	$10,104	$9,996	$10,111

Average Annual Return [Table Text Block]
Since Inception (October 18, 2024)
Q3 All-Season Systematic Opportunities Fund - C Class	1.04%
Bloomberg U.S. Aggregate Bond Index	-0.04%
Dow Jones Moderate Portfolio Index	1.11%

Performance Inception Date			Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 178,343,142	$ 178,343,142	$ 178,343,142
Holdings Count | Holding	1	1	1
Advisory Fees Paid, Amount	$ 1,864,912
InvestmentCompanyPortfolioTurnover	8158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,343,142 Number of Portfolio Holdings1 Advisory Fee (net of waivers & recoupments)$1,864,912 Portfolio Turnover8,158%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	10.3%
Money Market	89.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000216825
Shareholder Report [Line Items]
Fund Name		Q3 All-Season Tactical Fund
Class Name		Institutional Class
Trading Symbol		QAITX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Q3 All-Season Tactical Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number		(855) 784-2399
Additional Information Website		https://www.q3allseasonfunds.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$175	1.58%

Expenses Paid, Amount		$ 175
Expense Ratio, Percent		1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance for the Q3 All-Season Tactical Fund was primarily due to the exposure it had to NASDAQ 100 Index funds. The Fund identified conditions that suggested a continued positive trend in that index. Ongoing strength in the technology sector bolstered the index to new highs during the period. This led to the Fund’s quantitative trading rules signaling multiple buying opportunities throughout the last six months.

Occasional defensive positions were taken in long-term Treasuries and money markets when the Fund determined the volatility of the NASDAQ was at an elevated level. These trades amounted to approximately 15% of the overall market exposure for the time period. Small gains were realized in the Treasury positions, mostly on the short side, as investors remained uncertain as to the future of interest rate cuts which led to a general decline in the bond market.

The Tactical Fund continued to participate in the upward movement of the equity markets during the period as it kept a close watch on signs of over-extension by monitoring several technical signals on a daily basis. Such indicators are designed to identify short-term tops in the market, so the Fund is able to pivot away from equities and into areas of the market deemed less prone to significant downside moves.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Tactical Fund - Institutional Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Dec-2019	$100,000	$100,000	$100,000
Nov-2020	$120,600	$107,272	$108,849
Nov-2021	$148,463	$106,035	$120,343
Nov-2022	$97,948	$92,420	$106,957
Nov-2023	$107,685	$93,510	$112,228
Nov-2024	$131,099	$99,939	$131,534

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 30, 2019)
Q3 All-Season Tactical Fund - Institutional Class	21.74%	5.66%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.01%
Dow Jones Moderate Portfolio Index	17.20%	5.73%

Performance Inception Date			Dec. 30, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 56,869,690	$ 56,869,690	$ 56,869,690
Holdings Count | Holding	3	3	3
Advisory Fees Paid, Amount		$ 519,178
InvestmentCompanyPortfolioTurnover		795.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$56,869,690 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$519,178 Portfolio Turnover795%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.2%
Money Market	90.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000226152
Shareholder Report [Line Items]
Fund Name		Q3 All-Season Tactical Fund
Class Name		C Class
Trading Symbol		QACTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Q3 All-Season Tactical Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.
Additional Information Phone Number		(855) 784-2399
Additional Information Website		https://www.q3allseasonfunds.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$324	2.94%

Expenses Paid, Amount		$ 324
Expense Ratio, Percent		2.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance for the Q3 All-Season Tactical Fund was primarily due to the exposure it had to NASDAQ 100 Index funds. The Fund identified conditions that suggested a continued positive trend in that index. Ongoing strength in the technology sector bolstered the index to new highs during the period. This led to the Fund’s quantitative trading rules signaling multiple buying opportunities throughout the last six months.

Occasional defensive positions were taken in long-term Treasuries and money markets when the Fund determined the volatility of the NASDAQ was at an elevated level. These trades amounted to approximately 15% of the overall market exposure for the time period. Small gains were realized in the Treasury positions, mostly on the short side, as investors remained uncertain as to the future of interest rate cuts which led to a general decline in the bond market.

The Tactical Fund continued to participate in the upward movement of the equity markets during the period as it kept a close watch on signs of over-extension by monitoring several technical signals on a daily basis. Such indicators are designed to identify short-term tops in the market, so the Fund is able to pivot away from equities and into areas of the market deemed less prone to significant downside moves.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Tactical Fund - C Class	Bloomberg U.S. Aggregate Bond Index	Dow Jones Moderate Portfolio Index
Mar-2021	$10,000	$10,000	$10,000
Nov-2021	$11,839	$10,246	$10,419
Nov-2022	$7,716	$8,930	$9,260
Nov-2023	$8,371	$9,035	$9,717
Nov-2024	$10,064	$9,657	$11,388

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 18, 2021)
Q3 All-Season Tactical Fund - C Class	20.22%	0.17%
Bloomberg U.S. Aggregate Bond Index	6.88%	-0.94%
Dow Jones Moderate Portfolio Index	17.20%	3.57%

Performance Inception Date			Mar. 18, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 56,869,690	$ 56,869,690	$ 56,869,690
Holdings Count | Holding	3	3	3
Advisory Fees Paid, Amount		$ 519,178
InvestmentCompanyPortfolioTurnover		795.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$56,869,690 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$519,178 Portfolio Turnover795%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.2%
Money Market	90.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.
C000238715
Shareholder Report [Line Items]
Fund Name		Q3 All-Season Active Rotation ETF
Trading Symbol		QVOY
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Q3 All-Season Active Rotation ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.q3allseasonfunds.com/etf/. You can also request this information by contacting us at (888) 348-1255.
Additional Information Phone Number		(888) 348-1255
Additional Information Website		www.q3allseasonfunds.com/etf/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Active Rotation ETF	$101	0.96%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Over the last six months, the Q3 All-Season Active Rotation Fund has held equity positions across all market capitalizations and the growth/value spectrum, as it often will. During this period, growth stocks, especially large-cap growth, have outperformed. As such, the Fund’s performance has lagged certain equity indexes while maintaining increased diversification, and lower overall risk.

The “core equity” holdings of the Fund were invested in both growth and value index funds; this was the primary driver of the underperformance for the period. Additionally, the Fund holds several positions in an “active equity” sleeve, and many of those also leaned towards value including real estate, gold miners and industrials. Value, and defensive, stocks had several instances of short-lived momentum where they rallied, but then quickly retreated before an established trend was put in place. This market activity, known as “whipsawing,” can be challenging to investment strategies looking to exploit short-term strength in the markets.

Fixed income holdings in the Fund shifted from a more conservative posture earlier in the year to a more aggressive one later in the year. Positions included High Yields, Long-term Treasuries, and Emerging Markets. The bond holdings were able to add value to the Fund, as they outperformed the broader bond market as a whole. Finally, the Fund allocates 15% to an “alternative” sleeve of ETFs, which seeks to add further diversification to the portfolio. Positions for the period included gold, convertible bonds, and currencies. These holdings served to dampen volatility in the Fund, while also providing modest upside value for the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Q3 All-Season Active Rotation ETF - NAV	MSCI World Index	Dow Jones Moderately Aggressive Portfolio Index
Dec-2022	$10,000	$10,000	$10,000
Nov-2023	$11,119	$11,545	$10,782
Nov-2024	$12,277	$14,758	$13,092

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 6, 2022)
Q3 All-Season Active Rotation ETF	10.42%	10.90%
MSCI World Index	27.83%	21.68%
Dow Jones Moderately Aggressive Portfolio Index	21.42%	14.55%

Performance Inception Date			Dec. 06, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Nov. 30, 2024
AssetsNet	$ 63,717,031	$ 63,717,031	$ 63,717,031
Holdings Count | Holding	12	12	12
Advisory Fees Paid, Amount		$ 503,532
InvestmentCompanyPortfolioTurnover		653.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$63,717,031 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$503,532 Portfolio Turnover653%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.